STATEMENTS OF CASH FLOWS - Unaudited (USD $)	9 Months Ended	21 Months Ended
	Nov. 30, 2011	Nov. 30, 2011
Net Loss	$ (2,132)	$ (2,271)
Net cash used in operating activities	(2,132)	(2,271)
Expenses paid by affiliates	2,132	2,271
Net cash provided by financing activities	$ 2,132	$ 2,271